11. INCOME TAXES	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
11. INCOME TAXES

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012

Loss for the year before income taxes	$(12,725,835)	$(13,484,781)	$(14,866,359)
Statutory rate	26.00%	25.75%	25.00%
Expected income tax recovery	(3,308,717)	(3,472,331)	(3,716,590)
Permanent differences and other	1,645,947	(78,811)	270,521
Difference in foreign tax rates and enacted tax rates	1,011,166	(366,039)	(577,544)
Effect of dissolution of subsidiaries	(4,065,731)	-	-
Change in valuation allowance	660,688	1,611,239	4,353,383
Withholding taxes	-	243,186	-
Total income tax expense (recovery)	$(4,056,647)	$(2,062,756)	$329,770

Current income tax expense (recovery)	$(123,255)	$319,112	$-
Deferred income tax expense (recovery)	(3,933,392)	(2,381,868)	329,770
Total income taxes	$(4,056,647)	$(2,062,756)	$329,770

The significant components of the Company’s deferred income tax assets and liabilities are as follows:

	Year Ended December 31, 2014	Year Ended December 31, 2013

Deferred income tax assets:
Non-capital loss carry forward	$19,506,412	$20,423,498
Resource expenditures	7,259,556	9,278,934
Equipment	152,063	144,776
Share issue and legal costs	70,341	149,596
Other	5,015,648	349,379
	32,004,020	30,346,183
Valuation allowance	(24,634,353)	(23,973,665)
Deferred income tax assets	$7,369,667	$6,372,518

Deferred income tax liabilities:
Foreign exchange on loan	$(1,441,120)	$-
Mineral property interests	(9,335,671)	(13,713,034)
Deferred income tax liabilities	$(10,776,791)	$(13,713,034)

Net deferred income tax liabilities	$(3,407,124)	$(7,340,516)

The Company has available for deduction against future taxable income non-capital losses of approximately $36,340,000 (2013: $34,720,000) in Canada, $690,000 (2013: $710,000) in China, $7,160,000 (2013: $7,770,000) in Mongolia, $23,260,000 (2013: $26,270,000) in the United States of America, $Nil (2013: $580,000) in Australia and $520,000 (2013: $410,000) in Peru. These losses, if not utilized, will expire through 2033. Subject to certain restrictions, the Company also has foreign resource expenditures available to reduce taxable income in future years. The Company has recognized $7,369,667 of deferred tax benefits arising as a result of these losses, resource expenditures, equipment, share issue and legals costs in these financial statements.

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. As of December 31, 2014, there was no accrued interest or accrued penalties.

The Company files income tax returns in Canada and several foreign jurisdictions. The Company’s Canadian income tax returns from 2008 to 2014 are open. For other foreign jurisdictions, including Mongolia and the U.S., all years remain open.